SUBSEQUENT EVENT (Tables)	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENT [Abstract]
Schedule of short-term investments subsequent to the balance sheet date

Subsequent to the balance sheet date, the Company made the following short-term investments:

	Period subsequent to the balance sheet date,
	Gross Purchase	Sales of investments
	Cost	Proceeds	Costs	Losses
Available-for-sale
Equity securities	31,148	161	164	3

Derivative financial instruments
Call options	23,388	-	-	-